Convertible Notes Payable (Details Narrative) - USD ($)						1 Months Ended
	Apr. 30, 2017	Jun. 13, 2016	Apr. 27, 2016	Jun. 05, 2015	Mar. 30, 2015	Oct. 31, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding balance								$ 580,658	$ 405,692
2% convertible notes due on April 30, 2017 | Investor [Member]
Debt face amount					$ 100,000
Percentage of Intrest rate					2.00%
Description of conversion of debt

At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $8,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share paid by any Investor.

Debt instrument, convertible amount	$ 100,000
Outstanding balance							$ 0
2% convertible notes due on June 1, 2017 | Investor [Member]
Debt face amount				$ 550,000
Percentage of Intrest rate				2.00%
Description of conversion of debt

At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $8,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share paid by any Investor.

Debt instrument, convertible amount	483,205
Outstanding balance							0
5% convertible notes due on April 27, 2019 | Investor [Member]
Debt face amount			$ 25,000
Percentage of Intrest rate			5.00%
Description of conversion of debt

At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $10,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of any amount, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 80% of the lowest price per share paid by any Investor.

Debt instrument, convertible amount	25,000
Outstanding balance							0
2% convertible notes due on June 10, 2018 | Investor [Member]
Debt face amount		$ 25,000
Percentage of Intrest rate		2.00%
Description of conversion of debt

At any time prior to the maturity date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $10,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share paid by any Investor.

Debt instrument, convertible amount	$ 25,000
Outstanding balance							$ 0
2% convertible notes due on October 20, 2018 | Investor [Member]
Debt face amount						$ 61,048
Percentage of Intrest rate						2.00%
Description of conversion of debt

At any time prior to the Maturity Date the holder can elect to convert all amounts into shares of the Company's common stock determined using a pre-money valuation of the Company of $10,000,000. Also in the event that the Company issues and sells shares of its preferred shares of any series or any securities conferring the right to purchase the Company's preferred shares or securities convertible into the Company's preferred shares in a "Qualified Financing" of at least $300,000, then the outstanding principle balance of, plus any accrued but unpaid interest under, this Note, shall automatically convert at 90% of the lowest price per share